INVESTMENTS, DEBT AND DERIVATIVES - Investments and derivative assets (Details) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
FINANCIAL ASSETS
Carrying value		$ 185	$ 395
Non-current		99	305
Current	[1]	86	90
At fair value
FINANCIAL ASSETS
Carrying value		37	31
At fair value | Derivatives not designated as hedges
FINANCIAL ASSETS
Carrying value		0	20
At fair value | Derivatives designated as net investment hedges
FINANCIAL ASSETS
Carrying value		0	3
At fair value | Other investments
FINANCIAL ASSETS
Carrying value		37	8
At amortized cost
FINANCIAL ASSETS
Carrying value		148	364
At amortized cost | Security deposits and cash collateral
FINANCIAL ASSETS
Carrying value		49	325
At amortized cost | Other investments
FINANCIAL ASSETS
Carrying value		$ 99	$ 39

[1]	* Certain comparative amounts have been reclassified, refer to Note 24 for further details.